Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 14, 2021	Dec. 25, 2021	Nov. 22, 2021	Dec. 26, 2020
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	24,666,628
Shares issued for cash exercises		(666)
Shares issued for cashless exercises		(24,199,169)
Shares redeemed by the Company		(466,793)
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	1
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50		$ 11.50
Class Of Warrant Or Right, Period From Business Combination That Warrant Becomes Exercisable		30 days
Common stock, par value (usd per share)		$ 0.0001	0.0001	$ 0.0001
Redemption Price of Warrants			$ 0.10
Proceeds from Issuance of Warrants		$ 8
Payments for Repurchase of Warrants		$ 47
Fair market value of warranty liabilities	$ 77,190
Class Of Warrant Or Right, Period From Public Offering That Warrant Becomes Exercisable		12 months
Stock Issued During the Period, Shares, Warrant Redemption		6,364,978
Public Warrants
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	16,666,628
Shares issued for cash exercises		(666)
Shares issued for cashless exercises		(16,199,169)
Shares redeemed by the Company		(466,793)
Private Placement Warrants
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	8,000,000
Shares issued for cashless exercises		(8,000,000)